COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 17 – COMMITMENTS AND CONTINGENCIES

Letters of Credit and Guarantees

As of December 31, 2025, the Company has $3,152 in outstanding letters of credit and guarantees. Letters of credit and guarantees are being secured either by the same amounts in restricted cash with commercial banks (see note 2) or with deposits provided to customers which serve as cash collateral in order to guarantee the performance and quality of services provided to the customers.

As of December 31, 2025, the Company has commercial guarantees of €1,700 ($1,994 as of December 31, 2025) which is not secured by restricted cash or deposits provided to a customer. The guarantee is part of an agreement between the Company and one of its customers to guarantee the performance and quality of the services provided to that customer.

Legal Proceedings

General

The Company is subject to various investigations, claims and legal proceedings covering a wide range of matters that arise in the ordinary course of its business activities. These claims are primarily related to grievances filed by current and former employees for unfair labor practices or discrimination and for passenger aviation claims. Management recognizes a liability for any matter when the likelihood of an unfavorable outcome is deemed to be probable and the amount is able to be reasonably estimated. Management has concluded that such claims, in the aggregate, are not reasonably possible to have a material adverse effect on the Company’s consolidated financial position, results of operations, or cash flows.

Inquiry Proceedings

In June 2021, a minority shareholder initiated proceedings by requesting the Enterprise Chamber of the Amsterdam Court of Appeal to order an inquiry into seven aspects of the policy and affairs of the Company that have been previously disclosed by the Company in its periodic filings with the SEC for the fiscal years 2020 and 2019. In June 2022, the Enterprise Chamber rendered its judgment and (i) it accepted the Company’s defense on all items except two and ordered an investigation into those two aspects of the policy and affairs of the Company, being (a) the issuance of shares to directors and certain employees at USD 0.40 in May 2019 and (b) the adjustment of the conversion price under a convertible shareholder loan to USD 0.40 in May 2019, and (ii) appointed an investigator for this purpose.

Following the filing of the investigation report with the Enterprise Chamber in November 2023, the minority shareholder filed three new requests with the Enterprise Chamber, including a request to establish mismanagement on the basis of the investigation report and to order certain definitive measures at the Company. Each of these requests were dismissed in full.

As part of the above procedures the Company committed in 2023 to repurchase the shares issued under the May 2019 issuance for the same price they were issued, thereby undoing the issuance. As of December 31, 2024 the Company included a liability for this purchase in the amount of $1,518 in its balance sheet with a corresponding reduction to shareholders deficiency. In order to achieve this goal, in December 2024 the Company initiated a reduction of the Company’s issued share capital by reducing the nominal value of each of the shares in the Company from EUR 0.45 to EUR 0.01 per share in order to be able to purchase the shares. Consequently, the authorized capital of the Company was reduced to a total of EUR 1,500 resulting in a decrease of $18,760 in common stock and increase of the same amount in additional paid-in capital. The nominal value per share has been reduced as referred to in Section 2:99 paragraph 1 of the Dutch Civil Code without repayment to the shareholders. The Company concluded that the capital reduction did not result a value transfer to or from the shareholders. The Company recorded such capital reduction by a corresponding reduction in the common stock and an increase to additional paid-in capital. The purchase transaction was completed in July 2025.

In February 2025, the minority shareholder appealed the Enterprise Chamber’s judgment on its request to establish mismanagement on the basis of the investigation report and to order certain definitive measures at the Company to the Dutch Supreme Court. In March 2026 the Dutch Supreme Court dismissed the minority shareholder’s appeal. With the Supreme Court’s decision, the Enterprise Chamber’s judgment is now final, and the proceedings have been resolved in the Company’s favor.

Class Action Lawsuit

AU10TIX is currently named as a defendant in a class action lawsuit pending in U.S. federal court (Case No. 1:24-cv-08122, U.S. District Court for the Northern District of Illinois).  The complaint asserts two claims.  First, the plaintiff alleges that AU10TIX violated the Illinois Biometric Privacy Act, 740 ILCS 14/1 et seq. by collecting biometric information without obtaining necessary consent.  Second, the plaintiff alleges that AU10TIX violated the Illinois Driver’s License Act, 625 ILCS 5/6-117.1 by using end-user driver’s licenses for machine learning to improve AU10TIX’s products.  The plaintiff seeks to represent two classes consisting of Illinois residents in relation to both claims.  AU10TIX denies that it violated either statute. On February 13, 2025, Au10tix filed a motion seeking dismissal of all claims.

Agency Agreement

In April 2013, prior to the purchase of one of the current subsidiaries in Europe, the Company entered into an agency agreement with a third party to assist it with this transaction. According to the agreement, in the event that the operations in that country are sold in the future, the third-party agent is entitled to a payment of €3,000 ($3,519 as of December 31, 2025).